Stockholders' Equity	12 Months Ended
Sep. 30, 2012
Equity [Abstract]
Stockholders' Equity
STOCKHOLDERS' EQUITY

The Bank is subject to various regulatory capital requirements administered by the Office of the Comptroller of the Currency (OCC). Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary action by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. Capital amounts and classification are also subject to qualitative judgments by the regulators about capital components, risk-weightings and other factors. The Company and the Bank are subject to certain restrictions on the amount of dividends that they may declare without prior regulatory approval.

As of September 30, 2012 and 2011 , the OCC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the following table. There are no conditions or events since that notification that management believes have changed the Bank's categorization.

	Actual		Capital Adequacy Guidelines		Categorized as Well Capitalized Under Prompt Corrective Action Provisions
	Capital	Ratio	Capital	Ratio	Capital	Ratio
September 30, 2012	(In thousands)
Total capital to risk-weighted assets	$1,653,760	27.29%	$484,822	8.00%	$606,028	10.00%
Tier I capital to risk-weighted assets	1,577,280	26.03	NA	NA	363,617	6.00
Core capital to adjusted tangible assets	1,577,280	12.92	NA	NA	610,556	5.00
Core capital to total assets	1,577,280	12.92	366,334	3.00	NA	NA
Tangible capital to tangible assets	1,577,280	12.92	183,167	1.50	NA	NA
September 30, 2011
Total capital to risk-weighted assets	$1,624,817	24.68%	$526,765	8.00%	$658,456	10.00%
Tier I capital to risk-weighted assets	1,543,438	23.44	NA	NA	395,074	6.00
Core capital to adjusted tangible assets	1,543,438	11.82	NA	NA	652,672	5.00
Core capital to total assets	1,543,438	11.82	391,603	3.00	NA	NA
Tangible capital to tangible assets	1,543,438	11.82	195,802	1.50	NA	NA

At periodic intervals, the OCC, the Federal Reserve and the Federal Deposit Insurance Corporation (FDIC) routinely examine the Company's and the Bank's financial statements as part of their oversight. Based on their examinations, these regulators can direct that the Company's or Bank's financial statements be adjusted in accordance with their findings. The extent to which forthcoming regulatory examinations may result in adjustments to the financial statements cannot be determined; however, no adjustments were proposed as a result of the most recent examination which concluded in June, 2012.

The Company has an ongoing stock repurchase program. 2,895,484 shares were repurchased during 2012 at a weighted average cost of $14.48. In 2011, 3,804,800 shares were repurchased during the year at a weighted average price of $15.68. As of September 30, 2012, management had authorization from the Board of Directors to repurchase up to 6,188,030 additional shares.